Accrued and Other Liabilities - Accrued and Other Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities and Other Liabilities [Abstract]
Costs to be paid		€ 252.1	€ 154.8
Personnel related items		654.6	544.4
Derivative financial instruments 1	[1]	3.9	47.4
Operating, Lease liabilities	[2]	209.4	140.0
Liabilities Subject to Compromise, Provision for Expected and Allowed Claims		30.7	160.3
Standard warranty reserve		128.4	59.8	€ 59.7
Other		1.8	6.4
Accrued and other liabilities		1,280.9	1,113.1
Less: non-current portion of accrued and other liabilities		241.0	201.7
Current portion of accrued and other liabilities		€ 1,039.9	€ 911.4

[1]	1. For further details on derivative financial instruments see Note 24 Financial risk management.
[2]	2. For further details on lease liabilities see Note 13 Right-of-use assets and lease liabilities.